Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Expenses
Exploration	$ 447	$ 1,329	$ 945	$ 3,227
General and administration	486	813	1,058	1,763
Consultancy and advisory fees	0	0	0	125
Stock-based compensation	14	0	56	0
Foreign exchange loss (gain)	3	369	438	(1,380)
Loss from operations	950	2,511	2,497	3,735
Interest income	(25)	(25)	(55)	(72)
Interest expense	69	65	138	129
Loss from equity investment	60	26	106	53
Loss before income taxes	1,054	2,577	2,686	3,845
Income tax expense (recovery)	0	472	0	(235)
Net loss	1,054	3,049	2,686	3,610
Foreign currency translation adjustment	52	(553)	(1,349)	2,282
Comprehensive loss	$ 1,106	$ 2,496	$ 1,337	$ 5,892
Net loss per common share
Basic and fully diluted	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.02)
Weighted average shares outstanding (000's)
Basic and fully diluted	152,649	147,010	150,877	146,997
Total shares issued and outstanding (000's)	152,649	147,010	150,877	146,997